Note 17 - Income Taxes (Tables)	12 Months Ended
Jan. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Year Ended	January 31, 2014	January 31, 2013	January 31, 2012

Canada	6,922	14,908	17,225
United States	7,841	1,529	87
Other countries	(1,030)	784	(1,922)
	13,733	17,221	15,390

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Year Ended	January 31, 2014	January 31, 2013	January 31, 2012
Current income tax expense
Canada	61	478	605
United States	605	446	295
Other countries	1,102	1,154	538
	1,768	2,078	1,438
Deferred income tax expense (recovery)
Canada	3,827	5,177	4,230
United States	2,804	(833)	(2,515)
Other countries	(4,278)	(5,197)	211
	2,353	(853)	1,926
	4,121	1,225	3,364

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	January 31, 2014	January 31, 2013
Assets
Accruals not currently deductible	4,312	4,355
Accumulated net operating losses	27,486	36,194
Corporate minimum taxes	1,535	1,391
Difference between tax and accounting basis of capital assets	9,005	12,716
Writedown of assets not currently deductible	1,003	1,119
Research and development and other tax credits and expenses	5,091	5,266
Other timing differences	76	419
Total deferred income tax assets	48,508	61,460
Liabilities
Difference between tax and accounting basis of intangible assets	(12,975)	(7,968)
Uncertain tax positions incurred in loss years	(727)	(915)
Total deferred income tax liabilities	(13,702)	(8,883)
Net deferred income taxes	34,806	52,577
Valuation allowance	(15,492)	(21,274)
Net deferred income taxes, net of valuation allowance	19,314	31,303

Deferred income tax assets – current	13,508	12,978
Deferred income tax assets – non-current	19,628	23,945
Deferred income tax liabilities – non-current	(13,822)	(5,620)
Net deferred income taxes, net of valuation allowance	19,314	31,303

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Year Ended	January 31, 2014	January 31, 2013	January 31, 2012
Net income before taxes	13,733	17,221	15,390

Combined basic Canadian statutory rates	26.5%	26.5%	28.1%

Income tax expense based on the above rates	3,639	4,564	4,325
Increase (decrease) in income taxes resulting from:
Permanent differences including amortization of intangibles	540	182	586
Effect of differences between Canadian and foreign tax rates	663	165	(275)
Effect of rate changes on current year timing differences	321	(156)	(228)
Adjustments in respect to income tax of previous periods	355	(503)	(1,242)
Increases in tax reserves	239	565	734
Valuation allowance	(2,707)	(4,070)	(864)
Stock compensation	481	102	-
Other	590	478	328
Income tax expense	4,121	1,225	3,364

Summary of Operating Loss Carryforwards [Table Text Block]
Expiry year	Canada	United States	EMEA	Asia Pacific	Total
2015	-	-	-	614	614
2016	-	-	798	342	1,140
2017	-	-	-	173	173
2018	-	1,458	609	310	2,377
2019	-	2,996	485	-	3,481
Thereafter	1,295	13,401	79,470	8,850	103,016
	1,295	17,855	81,362	10,289	110,801

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	January 31, 2014	January 31, 2013	January 31, 2012
Liability, beginning of year	5,639	4,857	4,246
Gross increases – prior periods	-	-	42
Gross increases – current period	981	1,389	1,010
Lapsing of statutes of limitations	(409)	(607)	(441)
Liability, end of year	6,211	5,639	4,857